                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS MARCH 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)         DESCRIPTION                                                               COUPON         MATURITY         VALUE
              DOMESTIC CORPORATE BONDS    40.0%
              AEROSPACE & DEFENSE    0.4%

$400          K&F Acquisition, Inc., 144A - Private Placement (a)                        7.750 %       11/15/14       $   390,000
                                                                                                                      -----------

              AUTOMOTIVE    0.2%
  85          AutoNation, Inc.                                                           9.000         08/01/08            93,925
  75          Cooper Standard Automotive Inc., 144A - Private Placement (a)              8.375         12/15/14            61,312
                                                                                                                      -----------
                                                                                                                          155,237
                                                                                                                      -----------

              BROKERAGE    0.4%
 400          Refco Finance Holdings LLC, 144A - Private Placement (a)                   9.000         08/01/12           426,000
                                                                                                                      -----------

              BUILDING MATERIALS    1.1%
 290          NMHG Holdings Co.                                                         10.000         05/15/09           313,925
 380          NTK Holdings, Inc., 144A - Private Placement (a) (b)                    0/10.750         03/01/14           204,250
 200          Propex Fabrics, Inc.                                                      10.000         12/01/12           199,000
 355          Trimas Corp.                                                               9.875         06/15/12           363,875
                                                                                                                      -----------
                                                                                                                        1,081,050
                                                                                                                      -----------

              CHEMICALS    3.2%
 100          Equistar Chemicals LP                                                     10.625         05/01/11           112,750
 120          FMC Corp.                                                                 10.250         11/01/09           134,400
 110          Huntsman Advanced Materials LLC, 144A - Private Placement (a)             11.000         07/15/10           126,775
 240          Huntsman ICI Chemicals LLC                                                10.125         07/01/09           250,800
 250          Innophos, Inc.,144A - Private Placement (a)                                8.875         08/15/14           263,750
 100          Innophos, Inc.,144A - Private Placement (Variable Rate Coupon) (a)        10.771         02/15/15            99,500
 140          ISP Chemco, Inc., Ser B                                                   10.250         07/01/11           152,250
 300          ISP Holdings, Inc., Ser B                                                 10.625         12/15/09           322,500
 230          JohnsonDiversey, Inc.                                                      9.625         05/15/12           248,400
  80          Koppers, Inc.                                                              9.875         10/15/13            89,600
 225          Lyondell Chemical Co.                                                     10.500         06/01/13           259,875
 225          Millennium America, Inc.                                                   7.000         11/15/06           229,500
  95          Nalco Co.                                                                  7.750         11/15/11            99,275
 370          Nalco Co.                                                                  8.875         11/15/13           397,750
 280          Rockwood Specialties Group, Inc.                                          10.625         05/15/11           312,200
  75          Rockwood Specialties Group, Inc., 144A - Private Placement (a)             7.625         11/15/14            98,700
                                                                                                                      -----------
                                                                                                                        3,198,025
                                                                                                                      -----------

              CONSTRUCTION MACHINERY    0.6%
  85          Flowserve Corp.                                                           12.250         08/15/10            92,862
  25          Manitowoc Co., Inc. (EUR)                                                 10.375         05/15/11            35,898
 214          Manitowoc, Inc.                                                           10.500         08/01/12           243,960
 230          United Rentals North America, Inc.                                         6.500         02/15/12           224,825
                                                                                                                      -----------
                                                                                                                          597,545
                                                                                                                      -----------

              CONSUMER PRODUCTS    2.4%
 160          Amscan Holdings, Inc.                                                      8.750         05/01/14           156,000
 110          Del Laboratories, Inc., 144A - Private Placement (a)                       8.000         02/01/12           106,150
 310          Iron Mountain, Inc.                                                        8.625         04/01/13           314,650
 170          Iron Mountain, Inc.                                                        7.750         01/15/15           168,725
 395          Levi Strauss & Co., 144A - Private Placement (Variable Rate Coupon) (a)    7.730         04/01/12           390,062
 120          Muzak LLC                                                                  9.875         03/15/09            54,600
 120          Oxford Industrials, Inc.                                                   8.875         06/01/11           127,800
 375          Rayovac Corp.                                                              8.500         10/01/13           388,125
  85          Rayovac Corp., 144A - Private Placement (a)                                7.375         02/01/15            81,812
  89          Tempur-Pedic, Inc.                                                        10.250         08/15/10           100,347
 465          Xerox Corp.                                                                7.125         06/15/10           483,019
                                                                                                                      -----------
                                                                                                                        2,371,290
                                                                                                                      -----------

              DIVERSIFIED MANUFACTURING    0.2%
 235          Hexcel Corp., 144A - Private Placement (a)                                 6.750         02/01/15           227,362
                                                                                                                      -----------

              ELECTRIC    2.8%
  41          AES Corp.                                                                  9.375         09/15/10            45,407
  26          AES Corp.                                                                  8.875         02/15/11            28,275
 160          AES Corp.                                                                  7.750         03/01/14           166,000
 260          AES Corp., 144A - Private Placement (a)                                    9.000         05/15/15           287,300
 135          Allegheny Energy, Inc.                                                     7.750         08/01/05           136,350
  35          CMS Energy Corp.                                                           7.500         01/15/09            36,225
 220          CMS Energy Corp.                                                           8.500         04/15/11           238,700
 100          CMS Energy Corp.                                                           6.300         02/01/12            97,287
 200          Dynegy Holdings, Inc., 144A - Private Placement (a)                        9.875         07/15/10           215,250
  75          IPALCO Enterprises, Inc.                                                   7.625         11/14/11            86,437
 260          Monongahela Power Co.                                                      5.000         10/01/06           262,857
 170          Nevada Power Co.                                                           8.250         06/01/11           189,550
 215          Nevada Power Co.                                                           9.000         08/15/13           242,412
 205          PSEG Energy Holdings, Inc.                                                 8.625         02/15/08           217,300
 520          Reliant Energy, Inc.                                                       6.750         12/15/14           487,500
                                                                                                                      -----------
                                                                                                                        2,736,850
                                                                                                                      -----------


              ENTERTAINMENT    0.2%
 175          Marquee, Inc., 144A - Private Placement (Variable Rate Coupon) (a)         7.044         08/15/10           183,750
                                                                                                                      -----------

              ENVIRONMENTAL SERVICES    0.3%
 110          Allied Waste North America, Inc.                                           6.500         11/15/10           107,250
 115          Allied Waste North America, Inc., 144A - Private Placement (a)             7.250         03/15/15           109,825
 123          Allied Waste North America, Inc., Ser B                                    9.250         09/01/12           132,225
                                                                                                                       ----------
                                                                                                                          349,300
                                                                                                                       ----------

              FOOD/BEVERAGE    1.4%
 195          Michael Foods, Inc.                                                        8.000        11/15/13         203,775
 435          Pilgrim's Pride Corp.                                                      9.625        09/15/11         474,150
 125          Pilgrim's Pride Corp.                                                      9.250        11/15/13         138,125
 430          Smithfield Foods, Inc.                                                     8.000        10/15/09         457,950
 150          Smithfield Foods, Inc.                                                     7.000        08/01/11         154,312
                                                                                                                     ---------
                                                                                                                     1,428,312
                                                                                                                     ---------

              GAMING    2.0%
 250          Caesars Entertainment                                                      8.875        09/15/08         274,687
 210          Harrahs Operating Co., Inc.                                                7.875        12/15/05         214,725
 370          Isle of Capri Casinos, Inc.                                                7.000        03/01/14         368,150
 690          MGM Mirage, Inc.                                                           6.000        10/01/09         683,962
  60          MGM Mirage, Inc.                                                           5.875        02/27/14          56,925
 100          Station Casinos, Inc.                                                      6.000        04/01/12          99,750
 260          Station Casinos, Inc.                                                      6.500        02/01/14         259,350
                                                                                                                     ---------
                                                                                                                     1,957,549
                                                                                                                     ---------

              HEALTHCARE    2.2%
 230          AmerisourceBergen Corp.                                                    8.125        09/01/08         247,825
 200          Community Health Systems Inc., 144A - Private Placement (a)                6.500        12/15/12         196,000
 140          DaVita, Inc., 144A - Private Placement (a)                                 6.625        03/15/13         139,300
  65          DaVita, Inc., 144A - Private Placement (a)                                 7.250        03/15/15          64,025
 226          Fisher Scientific International, Inc.                                      8.125        05/01/12         246,340
 105          Fisher Scientific International, Inc., 144A - Private Placement (a)        6.750        08/15/14         107,100
 240          Fresenius Medical Care Capital Trust IV                                    7.875        06/15/11         261,000
 240          Medcath Holdings Corp.                                                     9.875        07/15/12         259,200
  50          National Nephrology Associates, Inc., 144A - Private Placement (a)         9.000        11/01/11          55,687
 170          Team Health, Inc.                                                          9.000        04/01/12         167,025
  50          Tenet Healthcare Corp.                                                     6.500        06/01/12          46,250
 135          Tenet Healthcare Corp.                                                     9.875        07/01/14         141,075
 110          VWR International, Inc.                                                    6.875        04/15/12         110,825
 140          VWR International, Inc.                                                    8.000        04/15/14         142,450
                                                                                                                     ---------
                                                                                                                     2,184,102
                                                                                                                     ---------

              HOME CONSTRUCTION    3.0%
 285          ACIH, Inc., 144A - Private Placement (a) (b)                            0/11.500        12/15/12         202,350
 725          Associated Materials, Inc. (b)                                          0/11.250        03/01/14         507,500
 365          Goodman Global Holdings Inc., 144A - Private Placement (a)                 7.875        12/15/12         335,800
  85          Goodman Global Holdings Inc., 144A - Private Placement
              (Variable Rate Coupon) (a)                                                 5.760        06/15/12          84,575
  65          Interface, Inc.                                                            7.300        04/01/08          63,700
  75          Interface, Inc.                                                           10.375        02/01/10          84,375
 255          Interface, Inc.                                                            9.500        02/01/14         269,662
 360          Nortek, Inc.                                                               8.500        09/01/14         349,200
 270          Ply Gem Industries, Inc.                                                   9.000        02/15/12         256,500
 260          RMCC Acquisition Co., 144A - Private Placement (a)                         9.500        11/01/12         256,100
  75          Technical Olympic USA, Inc.                                                9.000        07/01/10          78,000
 180          Technical Olympic USA, Inc.                                                9.000        07/01/10         188,100

  180         Technical Olympic USA, Inc.                                            10.375         07/01/12            198,000
   55         Technical Olympic USA, Inc.                                             7.500         01/15/15             51,150
                                                                                                                      ---------
                                                                                                                      2,925,012
                                                                                                                      ---------

              INDEPENDENT ENERGY    0.3%
  240         Equistar Chemicals LP                                                  10.125         09/01/08            266,400
                                                                                                                      ---------

              INTEGRATED ENERGY    1.6%
  345         Chesapeake Energy Corp.
  525         El Paso Production Holding Co.                                          7.500         09/15/13            365,700
   60         Hanover Compressor Co.                                                  7.750         06/01/13            534,187
   95         Hanover Equipment Trust                                                 8.625         12/15/10             63,000
  205         Hanover Equipment Trust, Ser A                                          8.750         09/01/11            100,700
   50         MSW Energy Holdings LLC                                                 8.500         09/01/08            214,737
  215         Pacific Energy Partners                                                 8.500         09/01/10             52,750
                                                                                      7.125         06/15/14            223,600
                                                                                                                      ---------
                                                                                                                      1,554,674
                                                                                                                      ---------

              LODGING    0.4%
   33         HMH Properties, Inc.                                                    7.875         08/01/08             33,825
  335         Host Marriott LP, 144A - Private Placement (a)                          6.375         03/15/15            321,600
                                                                                                                      ---------
                                                                                                                        355,425
                                                                                                                      ---------

              MEDIA-CABLE    1.4%
  565         Charter Communications Holdings LLC                                     9.625         11/15/09            444,938
  320         Echostar DBS Corp.                                                      6.375         10/01/11            315,200
  120         General Cable Corp.                                                     9.500         11/15/10            132,600
   45         PanAmSat Corp.                                                          9.000         08/15/14             47,700
  440         PanAmSat Holding Corp., 144A - Private Placement (a) (b)             0/10.375         11/01/14            288,200
1,000         Park N View, Inc., Ser B (c) (d) (e)                                   13.000         05/15/08                  0
  135         Renaissance Media Group (b)                                          0/10.000         04/15/08            137,025
                                                                                                                      ---------
                                                                                                                      1,365,663
                                                                                                                      ---------

              MEDIA-NONCABLE    2.3%
  45          Advanstar Communications, Inc.                                         10.750         08/15/10             50,288
 394          Advanstar Communications, Inc. (Variable Rate Coupon)                  10.294         08/15/08            409,760
 127          Dex Media East LLC                                                     12.125         11/15/12            151,130
 171          Dex Media West LLC, Ser B                                               9.875         08/15/13            191,520
 350          Houghton Mifflin Co.                                                    9.875         02/01/13            362,250
 185          Houghton Mifflin Co. (b)                                             0/11.500         10/15/13            129,500
  80          Interpublic Group of Companies, Inc.                                    5.400         11/15/09             77,000
 105          Interpublic Group of Companies, Inc.                                    6.250         11/15/14             99,750
  70          Muzak LLC                                                              10.000         02/15/09             57,750
 235          Nebraska Book Co., Inc.                                                 8.625         03/15/12            228,538
 375          Primedia, Inc.                                                          8.875         05/15/11            392,813
 195          Vertis, Inc., 144A - Private Placement (a)                             13.500         12/07/09            159,900
                                                                                                                      ---------
                                                                                                                      2,310,199
                                                                                                                      ---------

              METALS    0.9%
 361          Doe Run Resources Corp., 144A - Private Placement
              (Acquired 03/06/98 to 10/15/04, Cost $524,900) (a) (f) (g)             13.063         11/01/08            337,669
  85          Foundation PA Coal Co.                                                  7.250         08/01/14             86,700
 750          GS Technologies Operating, Inc. (c) (d) (e)                            12.000         09/01/04                 75

 245          UCAR Finance, Inc.                                                         10.250         02/15/12         263,375
 189          United States Steel Corp.                                                   9.750         05/15/10         210,263
                                                                                                                       ---------
                                                                                                                         898,082
                                                                                                                       ---------

              NATURAL GAS PIPELINES    1.0%
 315          Dynegy Holdings, Inc.
  55          Northwest Pipeline Corp.                                                    6.875         04/01/11         281,138
 105          Southern Natural Gas Co.                                                    8.125         03/01/10          59,125
 470          Williams Cos., Inc.                                                         8.875         03/15/10         114,377
                                                                                          7.875         09/01/21         514,650
                                                                                                                       ---------
                                                                                                                         969,290
                                                                                                                       ---------
              OIL FIELD SERVICES    1.2%
 225          Hanover Compressor Co.
 350          Hilcorp Energy Finance Corp., 144A - Private Placement (a)                  9.000         06/01/14         241,875
 104          Magnum Hunter Resources, Inc.                                              10.500         09/01/10         390,250
 230          MSW Energy Holdings II LLC                                                  9.600         03/15/12         117,000
 160          Plains Exploration & Production Co.                                         7.375         09/01/10         234,600
                                                                                          7.125         06/15/14         168,000
                                                                                                                       ---------
                                                                                                                       1,151,725
                                                                                                                       ---------

              PACKAGING    0.8%
  65          Owens-Illinois, Inc.
 680          Owens-Illinois, Inc.                                                        7.350         05/15/08          67,113
                                                                                          7.500         05/15/10         703,800
                                                                                                                       ---------
                                                                                                                         770,913
                                                                                                                       ---------

              PAPER    1.4%
 435          Georgia-Pacific Corp.
 130          Graham Packaging Co., Inc., 144A - Private Placement (a)                    8.875         02/01/10         487,744
 230          Graham Packaging Co., Inc., 144A - Private Placement (a)                    8.500         10/15/12         130,650
 340          Graphic Packaging International, Inc.                                       9.875         10/15/14         231,150
 150          Pliant Corp.                                                                9.500         08/15/13         362,100
 110          Pliant Corp.                                                               13.000         06/01/10         127,500
                                                                                         13.000         06/01/10          93,500
                                                                                                                       ---------
                                                                                                                       1,432,644
                                                                                                                       ---------

              PHARMACEUTICALS    0.2%
 245          Warner Chilcott Corp., 144A - Private Placement (a)
                                                                                          8.750         02/01/15         247,450
                                                                                                                       ---------
              RAILROADS    0.3%
 235          Amsted Industries, Inc., 144A - Private Placement (a)
                                                                                         10.250         10/15/11         257,325
                                                                                                                       ---------

              REFINING    0.7%
 170          CITGO Petroleum Corp.
 135          Tesoro Petroleum Corp.                                                      6.000         10/15/11         168,725
 390          Vintage Petroleum, Inc.                                                     9.625         04/01/12         148,838
                                                                                          7.875         05/15/11         415,350
                                                                                                                       ---------
                                                                                                                         732,913
                                                                                                                       ---------

              RETAIL    1.2%
 295          General Nutrition Center, Inc.                                              8.500         12/01/10         252,225
 350          Petro Shopping Center Financial                                             9.000         02/15/12         362,250
 175          Rite Aid Corp.                                                              7.125         01/15/07         175,875

  210         Rite Aid Corp.                                                              8.125         05/01/10        214,200
1,000         Sleepmaster LLC, Ser B (c) (d) (e)                                         11.000         05/15/09        220,000
                                                                                                                     ----------
                                                                                                                      1,224,550
                                                                                                                     ----------

              SERVICES    0.7%
  355         Allied Waste North America, Inc.                                            6.375         04/15/11        331,925
  300         Buhrmann US, Inc.                                                           8.250         07/01/14        310,500
  100         Buhrmann US, Inc., 144A - Private Placement (a)                             7.875         03/01/15        100,500
                                                                                                                     ----------
                                                                                                                        742,925
                                                                                                                     ----------

              SUPERMARKETS    0.5%
  225         Delhaize America, Inc.                                                      8.125         04/15/11        251,217
  233         Kroger Co., 144A - Private Placement (a)                                    8.500         07/15/17        262,840
                                                                                                                     ----------
                                                                                                                        514,057
                                                                                                                     ----------

              TECHNOLOGY    0.2%
  165         Sanmina-SCI Corp., 144A - Private Placement (a)                             6.750         03/01/13        155,513
                                                                                                                     ----------

              TRANSPORTATION SERVICES    1.3%
  335         Laidlaw International, Inc.                                                10.750         06/15/11        381,063
  495         Sonic Automotive, Inc.                                                      8.625         08/15/13        495,000
  356         TRW Automotive, Inc.                                                        9.375         02/15/13        384,480
                                                                                                                     ----------
                                                                                                                      1,260,543
                                                                                                                     ----------

              WIRELESS COMMUNICATIONS    1.9%
  185         American Tower Corp.                                                        7.500         05/01/12        188,700
  190         American Tower Corp.                                                        7.125         10/15/12        190,000
  275         MetroPCS, Inc.                                                             10.750         10/01/11        281,875
  250         Nextel Communications, Inc.                                                 6.875         10/31/13        261,875
  145         Rural Cellular Corp. (Variable Rate Coupon)                                 7.510         03/15/10        149,350
  360         SBA Communications Corp. (b)                                              0/9.750         12/15/11        312,300
  190         SBA Communications Corp., 144A - Private Placement (a)                      8.500         12/01/12        197,600
   35         UbiquiTel Operating Co.                                                     9.875         03/01/11         38,763
  215         UbiquiTel Operating Co., 144A - Private Placement (a)                       9.875         03/01/11        238,113
                                                                                                                     ----------
                                                                                                                      1,858,576
                                                                                                                     ----------

              WIRELINE COMMUNICATIONS    1.3%
  250         Exodus Communications, Inc. (c) (d) (e)                                    11.250         07/01/08              0
  400         Exodus Communications, Inc. (c) (d) (e)                                    11.625         07/15/10              0
  415         Primus Telecommunications Holdings                                          8.000         01/15/14        300,875
  300         Qwest Communications International, Inc., 144A -
               Private Placement (Variable Rate Coupon) (a)                               6.294         02/15/09        303,750
  110         Qwest Corp.                                                                 6.625         09/15/05        111,100
  310         Qwest Services Corp., 144A - Private Placement (a)                         13.000         12/15/07        346,425
  270         Valor Telecommunications Enterprise, 144A - Private Placement (a)           7.750         02/15/15        270,000
                                                                                                                     ----------
                                                                                                                      1,332,150
                                                                                                                     ----------

TOTAL DOMESTIC CORPORATE BONDS  40.0%                                                                                39,612,401
                                                                                                                     ----------


              FOREIGN BONDS AND DEBT SECURITIES (US$)    8.5%
              BELGIUM    0.6%
 295          Telenet Communication NV, 144A - Private Placement (EUR) (a)                9.000        12/15/13         429,336
 215          Telenet Group Holding NV, 144A - Private Placement  (a) (b)              0/11.500        06/15/14         163,669
                                                                                                                     ----------
                                                                                                                        593,005
                                                                                                                     ----------

              BERMUDA    0.5%
  25          Intelsat Bermuda Ltd - 144A - Private Placement  (a)                        8.250        01/15/13          25,375
 270          Intelsat Bermuda Ltd - 144A - Private Placement  (a)                        8.625        01/15/15         276,750
 205          Intelsat Bermuda Ltd - 144A - Private Placement
              (Variable Rate Coupon)  (a)                                                 7.805        01/15/12         209,100
                                                                                                                     ----------
                                                                                                                        511,225
                                                                                                                     ----------

              CANADA    3.8%
 205          Abitibi-Consolidated, Inc.                                                  8.550        08/01/10         209,100
  80          Abitibi-Consolidated, Inc.                                                  7.750        06/15/11          78,800
  80          Abitibi-Consolidated, Inc.                                                  6.000        06/20/13          69,600
 398          Canwest Media, Inc., 144A - Private Placement  (a)                          8.000        09/15/12         420,974
 300          CHC Helicopter Corp.                                                        7.375        05/01/14         293,625
 205          CHC Helicopter Corp., 144A - Private Placement  (a)                         7.375        05/01/14         200,644
 285          Husky Oil Ltd. (Variable Rate Coupon)                                       8.900        08/15/28         317,900
  90          Jean Coutu Group (PJC), Inc.                                                7.625        08/01/12          92,250
 525          Jean Coutu Group (PJC), Inc.                                                8.500        08/01/14         512,531
 260          Nortel Networks Corp.                                                       4.250        09/01/08         241,800
 250          Nortel Networks Ltd.                                                        6.125        02/15/06         251,875
 410          Novelis, Inc. - 144A - Private Placement  (a)                               7.250        02/15/15         403,850
 125          Rogers Wireless Communications, Inc.                                        8.000        12/15/12         129,062
 170          Rogers Wireless Communications, Inc.                                        7.500        03/15/15         176,375
 350          Tembec Industries, Inc.                                                     7.750        03/15/12         320,250
                                                                                                                     ----------
                                                                                                                      3,718,636
                                                                                                                     ----------

              FRANCE    0.6%
 125          Crown European Holdings SA, 144A - Private Placement (EUR)  (a)             6.250        09/01/11         169,362
 150          Rhodia SA (EUR)                                                             8.000        06/01/10         195,455
 285          Rhodia SA                                                                   8.875        06/01/11         278,587
                                                                                                                     ----------
                                                                                                                        643,404
                                                                                                                     ----------

              GERMANY    0.7%
 260          Cognis Deutschland, 144A - Private Placement
              (Variable Rate Coupon) (EUR)  (a)                                           6.897        11/15/13         350,587
 325          Kabel Deutschland, 144A - Private Placement  (a)                           10.625        07/01/14         360,750
                                                                                                                     ----------
                                                                                                                        711,337
                                                                                                                     ----------

              IRELAND    0.5%
 325          JSG Funding PLC (EUR)                                                      10.125        10/01/12         469,837
                                                                                                                     ----------


              LUXEMBOURG    1.3%
  345         Cablecom Luxembourg, 144A - Private Placement (EUR)  (a)               9.375          04/15/14               475,825
  110         JohnsonDiversey, Inc. (EUR)                                            9.625          05/15/12               162,587
  305         Safilo Capital International SA, 144A - Private Placement (EUR)  (a)   9.625          05/15/13               403,851
  140         SGL Carbon Luxembourg SA, 144A - Private Placement (EUR)  (a)          8.500          02/01/12               195,131
                                                                                                                       -----------
                                                                                                                         1,237,394
                                                                                                                       -----------

              MEXICO    0.5%
  350         Axtel SA                                                              11.000          12/15/13               371,875
  250         Satelites Mexicanos SA, Ser B  (c)                                    10.125          11/01/04               128,750
                                                                                                                        ----------
                                                                                                                           500,625
                                                                                                                        ----------

TOTAL FOREIGN BONDS AND DEBT SECURITIES  8.5%                                                                            8,385,463
                                                                                                                        ----------

              COLLATERALIZED MORTGAGE OBLIGATIONS    2.4%
   405        Federal Home Loan Mortgage Corp.                                      3.010          04/15/28                404,790
   336        Federal Home Loan Mortgage Corp.                                      3.060          01/15/35                336,258
   427        Federal Home Loan Mortgage Corp.                                      5.000          08/15/12                428,891
   795        Federal Home Loan Mortgage Corp. (Interest Only)                      5.000      09/15/14 to 12/15/16         83,982
   136        Federal Home Loan Mortgage Corp. (Interest Only) (h)                  5.190          03/15/32                 11,405
   260        Federal Home Loan Mortgage Corp. (Interest Only)                      6.000          05/15/30                 28,759
   350        Federal National Mortgage Association                                 3.050          05/25/35                350,000
   435        Federal National Mortgage Association                                 3.234          12/18/32                438,047
   659        Federal National Mortgage Association (Interest Only)                 5.500      06/25/26 to 05/25/27         36,779
   307        Federal National Mortgage Association (Interest Only) (REMIC)         6.000      08/25/32 to 11/25/32         41,448
   488        Federal National Mortgage Association (Interest Only)                 6.500      07/01/31 to 05/25/33         93,233
    56        Federal National Mortgage Association (Interest Only)                 8.000          05/01/30                 12,205
   237        Federal National Mortgage Association (Interest Only) (REMIC)         7.000      03/01/32 to 04/25/33         51,649
   176        Government National Mortgage Association (Interest Only) (REMIC) (h)  4.580          05/16/32                 10,806
   175        Government National Mortgage Association (Interest Only) (h)          5.180          05/16/32                 10,715
                                                                                                                        ----------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                                2,338,967
                                                                                                                        ----------


              MORTGAGE BACKED SECURITIES    13.4%
   601        Federal Home Loan Mortgage Corp.                                      7.500     11/01/29 to 06/01/32         645,114
   130        Federal Home Loan Mortgage Corp. (ARM)                                3.637          07/01/34                128,616
   340        Federal Home Loan Mortgage Corp. (ARM)                                4.182          08/01/34                340,943
 1,450        Federal Home Loan Mortgage Corp., April                               5.000             TBA                1,450,452
 1,200        Federal Home Loan Mortgage Corp., April                               5.500             TBA                1,224,374
   719        Federal National Mortgage Association (REMIC)                         2.883          05/28/35                719,551
   298        Federal National Mortgage Association (REMIC)                         2.893          05/28/35                298,655
 1,249        Federal National Mortgage Association                                 6.500      06/01/15 to 01/01/34      1,299,194
   948        Federal National Mortgage Association                                 7.000      03/01/15 to 07/01/32      1,000,422
   535        Federal National Mortgage Association                                 7.500      03/01/15 to 03/01/32        571,405

   170        Federal National Mortgage Association (ARM)                            3.725          07/01/34                169,104
   212        Federal National Mortgage Association (ARM)                            4.111          09/01/34                211,056
   189        Federal National Mortgage Association (ARM)                            4.237          10/01/34                188,958
   222        Federal National Mortgage Association (ARM)                            4.269          10/01/34                221,777
   500        Federal National Mortgage Association, April                           6.000             TBA                  511,094
 1,500        Federal National Mortgage Association, May                             4.500             TBA                1,449,532
   400        Federal National Mortgage Association, May                             6.000             TBA                  408,000
   128        Government National Mortgage Association                               7.000      07/15/29 to 01/15/30        135,789
   453        Government National Mortgage Association                               7.500      07/15/23 to 09/15/29        488,438
   248        Government National Mortgage Association                               8.000      03/15/17 to 10/15/22        268,301
   121        Government National Mortgage Association                               8.500      07/15/24 to 12/15/24        133,622
   262        Government National Mortgage Association                               9.000      08/15/16 to 12/15/24        288,117
    80        Government National Mortgage Association                               9.500      11/15/09 to 01/15/17         88,049
 1,000        Government National Mortgage Association, April                        5.500             TBA                1,009,062
                                                                                                                         ----------
TOTAL MORTGAGE BACKED SECURITIES  13.4%                                                                                  13,249,625
                                                                                                                         ----------


              U.S. GOVERNMENT AGENCY OBLIGATIONS    9.3%
 4,850        Federal Home Loan Mortgage Corp.                                       2.750          08/15/06              4,783,215
 1,100        Federal Home Loan Mortgage Corp.                                       6.625          09/15/09              1,196,696
 1,100        Federal Home Loan Mortgage Corp.                                       7.000          03/15/10              1,221,017
   415        Federal National Mortgage Association                                  6.625          11/15/30                499,174
 1,250        Federal National Mortgage Association                                  7.125          06/15/10              1,397,846
   100        Federal National Mortgage Association                                  7.250          01/15/10                111,756
                                                                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                                  9,209,704
                                                                                                                        -----------



              UNITED STATES TREASURY OBLIGATIONS    16.5%                            5.250          02/15/29              1,685,314
 1,600        United States Treasury Bonds                                           6.125          08/15/29              1,873,282
 1,590        United States Treasury Bonds                                           7.625          02/15/25              2,439,188
 1,810        United States Treasury Bonds                                           3.875          02/15/13              3,847,860
 3,985        United States Treasury Notes                                           4.250          08/15/13              6,017,321
 6,100        United States Treasury Notes                                            *             05/15/25                440,753
 1,200        United States Treasury Notes (STRIPS)                                                                     -----------

TOTAL UNITED STATES TREASURY OBLIGATIONS                                                                                 16,303,718
                                                                                                                        -----------

              FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATION    0.2%
   180        United Mexican States (Mexico)                                         8.375          01/14/11                205,290
                                                                                                                        -----------



EQUITIES    0.7%
              Doe Run Resources Corp. (1 Common Stock Warrant) (e) (i)                                                            0
              HF Holdings, Inc. (5,260 Common Stock Warrants) (e) (i)                                                             0
              Optel, Inc. (500 Common Shares) (e) (i)                                                                             0
              Park N View, Inc., 144A - Private Placement
              (1,000 Common Stock Warrants) (a) (e) (i)                                                                           0
              Paxon Communications Corp. (26 Preferred Shares) (f)                                                          176,865
              TNP Enterprises, Inc. (462 Preferred Shares) (f)                                                              513,312
                                                                                                                        -----------

TOTAL EQUITIES    0.7%                                                                                                690,177
                                                                                                                  -----------

TOTAL LONG-TERM INVESTMENTS    91.0%
   (Cost $91,636,204)                                                                                              89,995,345
                                                                                                                  -----------

SHORT-TERM INVESTMENTS    13.6%
REPURCHASE AGREEMENT    8.6%

             Bank of America Securities LLC ($8,504,000 par collateralized by
             U.S. Government obligations in a pooled cash account, interest rate
             of 2.75%, dated 03/31/05, to be sold on 04/01/05 at $8,504,650)                                        8,504,000

U.S. GOVERNMENT AGENCY OBLIGATIONS    5.0%
             Federal Home Loan Bank ($5,000,000  par,
             yielding 2.705%, 04/26/05 maturity)                                                                    4,990,625
                                                                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $13,494,625)                                                                                               13,494,625
                                                                                                                  -----------

TOTAL INVESTMENTS    104.6%
   (Cost $105,130,829)                                                                                            103,489,970

LIABILITIES IN EXCESS OF OTHER ASSETS    (4.6%)                                                                    (4,538,887)
                                                                                                                 ------------

NET ASSETS    100.0%                                                                                             $ 98,951,083
                                                                                                                 ------------


       Percentages are calculated as a percentage of net assets.

*      Zero coupon bond

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c)    Non-income producing as security is in default.

(d)    This borrower has filed for protection in federal bankruptcy court.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(f)    Payment-in-kind security.

(g) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.3% of net assets.

(h) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(i)    Non-income producing security.

ARM    - Adjustable Rate Mortgage

EUR    - Eurodollar

REMIC  - Real Estate Mortgage Investment Conduits

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA    - To be announced, maturity date has not yet been established.  Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 19, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: May 19, 2005